Summary Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 203
EBP, Description of Plan [Line Items]
Summary Description of Plan

1	Summary Description of Plan
The following description of The Toro Company Retirement Plan (the "Plan") is provided for general information purposes only. The description applies to each of the years for which financial statements are presented. Current and former employees (the "Participants") of The Toro Company (the "Company" or the "Plan Administrator") and its related companies that adopt the Plan should refer to the Plan document, amended and restated effective January 1, 2016, and subsequent amendments and the Summary Plan Description for a more complete description of the Plan's provisions.
General
The Plan is a defined contribution plan formed for the purpose of providing retirement benefits to Participants. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"). There is a profit-sharing portion and an employee stock ownership plan ("ESOP") portion of the Plan. The portions of Participant accounts that do not hold the Company's Common Stock are included in the profit-sharing portion of the Plan. The portions of Participant accounts that hold the Company's common stock ("Common Stock"), are included in the ESOP portion of the Plan.
Eligibility for Participation in Plan
Current employees of the Company are eligible to contribute to the Plan through their salary reduction contributions after they have completed 30 consecutive days of employment. Once eligible, employees become automatically enrolled to make salary reduction contributions and become Participants, unless they affirmatively elect otherwise.
Contributions and Vesting
Upon becoming eligible to contribute to the Plan, Participants are automatically enrolled to contribute four percent of their pre-tax compensation to the Plan through salary reduction contributions. However, Participants may affirmatively elect otherwise, either not to contribute to the Plan, to contribute at a different pre-tax rate, or to contribute on an after-tax basis with a Roth option. Participants who are automatically enrolled are automatically covered by an escalation provision that increases their rate of pre-tax contribution by one percent each calendar year, not to exceed 15 percent of the Participant's pre-tax compensation, beginning on the first payday on or after the first day of June, unless the Participant affirmatively elects otherwise. The Plan states that total contributions, including both pre-tax contributions and after-tax contributions, as applicable, cannot exceed 50 percent of a Participant's compensation. Participants can elect to contribute on a pre-tax, or after-tax basis under the Roth option, at a rate of their choosing, ranging from one percent to 50 percent of their compensation, in one percent increments, subject to contribution limits set by federal tax law and published by the United States Internal Revenue Service (“IRS”). Participants are immediately 100 percent vested in their own salary reduction contributions.
The Company makes matching contributions to the Plan with respect to a Participant's salary reduction contributions. These matching contributions are equal to 100 percent of a Participant's salary reduction contributions, including catch-up contributions, not to exceed four percent of the Participant's eligible compensation. Such matching contributions vest in full upon completion of two years of vesting service, which is defined as a Plan year in which a Participant is credited with at least one hour of service. Contributions from Plan participants and the matching contributions from the Employer are recorded in the year in which participant compensation is earned.
Participants may also be eligible for discretionary annual contributions that may be made by the Company to the Plan on their behalf, which could include contributions in cash or contributions to the ESOP portion of the Plan in the form of Common Stock. Participants are eligible to receive discretionary annual contributions in a given year, if applicable, if they have already met the eligibility requirements to be a Participant in the Plan, were employed by the Company on the last day of the respective Plan year, and have completed 1,000 hours of service during the respective Plan year.
Discretionary annual contributions made by the Company in cash are invested based on a Participant's selection of investment options, and thus could be included in either the profit-sharing portion of the Plan or the ESOP portion of the Plan depending on the Participant's investment elections. To the extent that a discretionary annual cash contribution is made by the Company for a Plan year, it is allocated among eligible Participants based on each Participant's eligible compensation for the Plan year, plus the Participant's eligible compensation above the Social Security taxable wage base. Discretionary annual cash contributions of $21.6 million and $5.4 million, respectively, were recorded by the Company on behalf of Participants related to the Plan year ended December 31, 2025, paid in 2026, and December 31, 2024, paid in 2025. To the extent that a discretionary annual contribution is made by the Company for a Plan year in the form of Common Stock, it is allocated based on the Participant's eligible compensation for the Plan year. The Company did not make ESOP contributions in the form of Common Stock during the Plan years ended December 31, 2025 and 2024. Discretionary annual contributions made by the Company, including both contributions in cash and in the form of Common Stock, and earnings attributable thereto, vest at a rate of 20 percent after one year of vesting service, with an additional 20 percent vesting each year of vesting service thereafter until the Participant is 100 percent vested.
Rollovers
Participants may make rollover contributions to the Plan representing distributions from other qualified retirement plans. Participants are allowed to subsequently withdraw or transfer such amounts that they previously rolled into the Plan. Transfers of Participants’ interests are made by Fidelity Management Trust Company, acting as the trustee of the Plan ("Trustee"), and are recorded when paid or transferred, respectively.
Investment of Participant Accounts
Participants may choose to have their accounts, including those initially invested in Common Stock, invested in any of the investment options made available under the Plan or in Common Stock, subject to certain limitations. No more than 25 percent of a Participant's contributions, and contributions made by the Company on their behalf, may be invested in Common Stock. Reallocations of investments in a Participant’s account cannot be made to Common Stock if more than 25 percent of the Participant’s account is invested in Common Stock. All contributions to the Plan are made to a trust that holds all of the assets of the Plan.
Forfeiture
Upon a Participant's termination of service due to resignation, discharge, or retirement prior to the Plan's retirement age of 65, the unvested portion of such Participant's account balance is forfeited. During the years ended December 31, 2025 and 2024, forfeited non-vested contributions and earnings attributable thereto, including matching contributions and discretionary annual contributions, as applicable, totaled $0.5 million and $0.8 million, respectively. Forfeited amounts are used to offset future Company contributions to the Plan.
Payment of Benefits
Upon a Participant's termination of service due to death, disability, resignation, discharge, or retirement, such Participant, or a designated beneficiary in the event of termination of service due to death or disability, is eligible to receive distribution payments in the form of a lump-sum payment or in installments in an amount equal to the value of such Participant's vested interest in the Plan. Participants may request hardship withdrawals under IRS guidelines in the event of a defined financial hardship which cannot be reasonably met from other resources of the Participant. In addition, at age 59½, Participants are able to take in-service withdrawals in an amount equal to the value of the Participant's vested interest in the Plan. To the extent an account is invested in Common Stock, a withdrawal or distribution can be in the form of Common Stock or cash. Benefit payments are made by the Trustee and are recorded when paid or transferred, respectively.
Termination Rights
Although the Company has not expressed any intention to do so, the Company has the right under the Plan to discontinue contributions to the Plan at any time and may also terminate the Plan at any time subject to the provisions set forth in ERISA. In the event of termination of the Plan, Participant account balances would become fully vested and would be distributed to Participants.